Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8. STOCKHOLDERS’ EQUITY

The following table reflects changes in our outstanding common stock, preferred stock and warrants during the periods reflected in our financial statements from December 31, 2010 to September 30, 2011:

	Preferred Stock	Common Stock	Treasury Stock	KSOP	Warrants
December 31, 2010	17,325	22,576,504	22,412	15,200	5,443,911
Issue common stock and warrants for cash	—	1,045,000	—	—	1,045,000
Issue common stock and warrants upon conversion of $500,000 in principal on promissory notes	—	500,000	—	—	500,000
Issue common stock and warrants upon conversion of 1,545 shares of preferred stock	(1,545)	1,545,000	—	—	1,545,000
Common shares granted to non-employee Board Members	—	28,090	—	—	—
Common shares granted as 401k matching contribution	—	229,410	—	—	—
Warrants expired during the period	—	—	—	—	(4,895,117)

September 30, 2011	15,780	25,924,004	22,412	15,200	3,638,794

Preferred Stock

We were not able to pay dividends on our Series A Preferred Stock for the quarters ending December 31, 2010, March 31, 2011, June 30, 2011, and September 30, 2011. In accordance with the terms of this preferred stock, accrued dividends of $344 thousand and $339 thousand on March, 31, 2011 and September 30, 2011, respectively, were added to the stated value of the preferred stock. This additional $683 thousand in stated value will accrue dividends at a 10% rate per annum.

In January of 2011 we entered into an agreement with the holder of our Series A and Series B Preferred Stock where by the holder waived their right under the Series A and Series B Certificate of Designations as it pertains to the adjustment of the conversion price caused by the Company’s private placement to certain accredited investors for consideration of the ability to convert shares of the Series A Preferred having an aggregate stated value equal to 50% and shares of the Series B Preferred having an aggregate stated value equal to 50% of the gross proceeds received by the Company from investors after the closing of the offering into shares of common stock of the Company at the same price which the Company sells the unit shares to investors.

On June 21, 2011, pursuant to the agreement with the holder of our Series A and Series B Preferred Stock outstanding, the holder converted 772 shares of Series A Preferred and 773 shares of Series B Preferred with combined stated value of $1.8 million into 772,500 units which were sold under our private placement of common stock and warrants. The fair value of the antidilutive provision for those shares on June 21, 2011, of $1.2 million was reclassed to additional paid in capital upon the conversion of the preferred shares.

Common Stock and Common Stock Warrants

We have 90,000,000 authorized shares of common stock. We cannot pay any dividends on our common stock until all Series A cumulative preferred dividends have been satisfied.

On January 28, 2011, the Company entered into a private placement of common equity securities with accredited investors. The equity securities sold consisted of units comprised of two shares of common stock and two common stock warrants, one with an exercise price of $1.50 and another with an exercise price of $2.50 per share for $2.00 per unit. The sale of these units resulted in new proceeds of $1.0 million to the Company. The warrants are exercisable immediately and expire on January 31, 2014.

The Company’s private placement entered into on January 28, 2011, triggered the antidilutive provision on 4,602,548 common stock warrants outstanding at that time, which adjusted the exercise price for the warrants to $1.50.

On April 6, 2011, the Company’s Board of Directors approved the 2010 fiscal year 401k matching contribution of $206 thousand to be paid in shares of common stock of the company based on the closing price on that date.

On June 21, 2011, the Company issued 1,545,000 shares of common stock, 772,500 warrants with an exercise price of $1.50, and 772,500 warrants with an exercise price of $2.50 upon the conversion of shares of preferred stock with a stated value of $1.8 million. The fair value of the antidilutive provision on the converted preferred shares on June 21, 2011, of $1.2 million was reclassed to additional paid in capital upon the conversion of the preferred shares.

On June 21, 2011, the Company issued 500,000 shares of common stock, 250,000 common stock warrants with an exercise price of $1.50, and 250,000 common stock warrants with an exercise price of $2.50 upon the conversion of $500 thousand in principal of our promissory notes with a related party.

During the nine months ended September 30, 2011, 4,895,117 of our $1.50 common stock warrants have expired.

NOTE 9. STOCKHOLDERS’ EQUITY

The following table reflects changes in our outstanding common stock, preferred stock and warrants during the periods reflected in our financial statements:

	Preferred Stock	Common Stock	Treasury Stock	KSOP	Warrants
January 1, 2009	23,075	20,988,876	44,436	15,200	6,208,948
Conversion of Series A Preferred Shares	(5,750)	1,150,000	—	—	—
Issue warrants on 9% Series B Redeemable Debentures issuances	—	—	—	—	42,797
Issue treasury shares for services provided	—	—	(22,024)	—	—

December 31, 2009	17,325	22,138,876	22,412	15,200	6,251,745

Issued 100,000 warrants upon receipt of letter of guaranty	—	—	—	—	100,000
Warrants expired					(907,834)

December 31, 2010	17,325	22,138,876	22,412	15,200	5,443,911

Preferred Stock

Series A Preferred

On March 9, 2007, we authorized and established a series of preferred stock that was designated as “2007 Series A 8% Convertible Preferred Stock” (“Series A Preferred”). This series was constituted as 12,500 shares with a stated value per share initially set equal to $1,000. On March 12, 2007, we executed a securities purchase agreement with institutional investors whereby we agreed to issue to such institutional investors the following securities of the company for an aggregate consideration of $15 million: $12.5 million in principal amount of our Series A Preferred, 500 thousand shares of our common stock at $5.00 per share and 1.5 million common stock purchase warrants at an exercise price of $7.50 per warrant (of which 1,250,000 warrants were allocable to the holders of the Series A Preferred).

We allocated $4.62 to each share of common stock and $0.76 to each common stock warrant in establishing the fair value of these securities. Gross proceeds of $15 million ($14.95 million net of expenses) were received by us thereafter through May 15, 2007 from the issuance of the preferred and common stock and the common stock warrants to these institutional investors. The warrants are described further below.

The Series A Preferred provides for a cumulative dividend that may be payable at our option in cash or shares of common stock at 115% of the cash dividend payable and using the 10-day average price per share of common stock. A holder of the Series A Preferred has the right to convert these shares at any time into shares of common stock at a conversion price of $5.00 per common share. We may force conversion at any time subject to the following conditions: (i) the closing price of our common stock exceeds $20.00 for thirty-one trading days, and (ii) the average trading volume of the shares over the same 31-day period equals or exceeds 65,000 shares. After five years, we may redeem the preferred stock for cash. Other provisions of the this series of preferred stock include a liquidation preference, anti-dilution provisions where by the conversion price maybe reduced if we issue securities for less than the then effective conversion price, voting rights equal to the common shareholders and other protective provisions. [See Note 10 for additional information on the unrealized loss associated with the antidilutive provision.

During March 2009, the holders of 400 shares of our Series A Preferred Stock elected to convert their preferred shares into common shares. We issued 80,000 shares of common stock upon the conversion.

During April 2009, the holders of 350 shares of our Series A Preferred Stock elected to convert their preferred shares into common shares. We issued 70,000 shares of common stock upon the conversion.

During June 2009, the holders of 5,000 shares of our Series A Preferred Stock elected to convert their preferred shares into common shares. We issued 1,000,000 shares of common stock upon the conversion.

We were not able to pay dividends on our Series A Preferred Stock for the quarters ending December 31, 2008 through September 30, 2010. In accordance with the terms of this preferred stock, accrued dividends of $1.5 million were added to the stated value of the preferred stock, resulting in a stated value per share of $1,220 at December 31, 2010. This additional $1.5 million in stated value will accrue dividends at a 10% rate.

Series B Preferred

On August 21, 2008, we authorized and established a series of preferred stock that was designated as “2008 Series B Convertible Preferred Stock” (“Series B Preferred”). This series was constituted as 10,575 shares with a stated value per share equal to $1,000. We executed a securities purchase agreement with the buyer at this time whereby the buyer returned 1,410,000 of their existing $7.50 common stock warrants and paid $10.6 million in cash (net of expenses) to GreenHunter, and we issued 10,575 shares of the Series B Preferred and 1,410,000 common stock warrants with an exercise price of $25.00. We cancelled the $7.50 common stock warrants which were returned to us in this transaction.

The Series B Preferred does not provide for any preferential dividends. A holder of the Series B Preferred has the right to convert these shares at any time into shares of common stock at a conversion price of $7.50 per common share. We may force conversion at any time subject to the following conditions: (i) the closing price of our common stock exceeds $20.00 for thirty-one trading days, and (ii) the average trading volume of the shares over the same 31-day period equals or exceeds 65,000 shares. After five years, we may redeem the preferred stock for cash. Other provisions of this series of preferred stock include a liquidation preference, anti-dilution provisions whereby the conversion price may be reduced if we issue securities for less than the then effective conversion price, voting rights equal to the common shareholders and other protective provisions. [See Note 10 for additional information on the unrealized loss associated with the antidilutive provision.]

We recorded a deemed preferred dividend of $13.9 million in relation to the Series B Preferred which reflects the excess of the fair value of the securities issued in the transaction over the carrying value of the warrants cancelled. We also recorded a deemed dividend of $666 thousand related to the beneficial conversion feature of the stock at the time of the placement.

Common Stock

We have 90,000,000 authorized shares of common stock. We may not pay any dividends on our common stock until all Series A cumulative preferred dividends have been satisfied.

During 2009, we issued 1,150,000 shares of our common stock to holders of our Series A Preferred Stock in association with the conversion of 5,750 shares of the preferred as described above.

On March 31, 2010, the Company granted 192,028 shares of common stock as matching contribution to the Company’s 401K plan. Additionally, during the year ended December 31, 2010, we granted share awards to directors totaling 170,600 shares.

Treasury Stock

During July 2009, we issued 22,024 shares of our treasury stock with a value of $37 thousand for payment of services provided.

No treasury stock was issued during 2010.

Common Stock Warrants

In association with the Series A preferred stock placement, we issued 1.5 million common stock warrants. Each of these warrants entitle the holder thereof to purchase one share of our common stock at $7.50 per share until the expiration date of five years after issuance. We can cause the warrant to be exercised after one year from March 12, 2007, if our common stock is trading at an average price over the prior 10 consecutive days of at least $12.50 per share. The warrants contain customary anti-dilution provisions. [See Note 10 for additional information on the unrealized loss associated with the antidilutive provision.] Additionally, the warrants issued in connection with the preferred stock were treated as a dividend paid on the preferred stock upon their issuance, with a fair value of $950 thousand. In association with our Series B Preferred issuance, we cancelled 1.4 million of these warrants when they were returned to the company.

In association with our April 2007 common stock placement, we issued 500 thousand common stock warrants. Each common stock purchase warrant entitles the holder thereof to purchase one share of our common stock at $7.50 per share at any time prior to the expiration date of April 5, 2012. We can cause the warrants to be exercised after April 5, 2008 if our common stock is trading at an average price over the prior ten consecutive days of at least $12.50 per share. The warrants contain customary anti-dilution provisions.

In association with our December 2007 common stock placement, we issued 807,834 common stock warrants. Each of these warrants entitled the holder to purchase a share of our common stock for $18.00 per share. These warrants were exercisable immediately and expired three years from the issue date, in December 2010. The warrants were callable by us if our common stock trades at an average price at or above $24.00 per share for the previous ten trading days.

During the second quarter of 2008, we issued warrants to our 10% Debenture holders (“Debenture Warrants”) after the close of the Debenture program. We issued one Debenture Warrant for each $25 of Debentures purchased through April 30, 2008. These warrants have a three-year term beginning April 30, 2008 and will entitle the holder to purchase one common share of our stock at an exercise price of $25. The Debenture Warrants will be callable by GreenHunter if our common stock trades over $30 per share over a 10-day trading period, beginning two years after issuance. Upon the issuance of these warrants, we recorded a discount on our debentures of $1.7 million which will be amortized to expense over the contractual term of the related debenture. The discount was determined based on the relative fair values of the warrants (as determined by the Black-Scholes options pricing model) and the Debentures.

During the third quarter of 2008, we issued 2,470,004 warrants with a strike price of $27.50 to our common stock and preferred stock holders as dividends. We issued an additional 173,750 warrants with a strike price of $25.00 for exercise inducements. We recorded a common dividend of $3.2 million and deemed preferred dividends of $599 thousand on our warrant dividends.

During the fourth quarter of 2008, we issued 89,747 warrants upon the issuance of our Series B Debentures. Under our Series B Debenture offering, subscribers are entitled to 125 warrants for each $5,000 in principal issued. Warrant pricing was $25 for units acquired prior to October 15, 2008, $27.50 for units acquired after October 15, 2008 but prior to November 15, 2008, and $30.00 for units acquired after November 15, 2008. These warrants are exercisable immediately upon issuance and have a three-year life. We can require the warrant be exercised after one year of issuance if our common stock is trading at an average price of at least $35.00 per share over the prior 10 consecutive days of trading. These warrants contain customary anti-dilution provisions.

During the first quarter of 2009, we issued an additional 42,797 warrants upon the issuance of our Series B Debentures.

During the first quarter of 2010, we granted 100,000 warrants upon the receipt of the letter of guarantee and credit support from our Chairman and Chief Executive Officer. The exercise price of the warrants was set at $1.34 as of the issuance date of March 31, 2010, and will be proportionately increased or decreased upon subsequent combinations or subdivisions of common stock. These warrants are exercisable immediately upon issuance and have a five-year life. We determined the grant-date fair value of the warrants to be approximately $69 thousand, or $.69 per share using the Black-Scholes method with the following inputs: Stock price on the date of grant of $1.30, exercise price of $1.34, term of 5 years, volatility of 63.13% based on the average volatility of the Company and five comparable companies, and discount rate of 1.60% based on expected life of 2.5 years. The grant-date fair value of $69 thousand is included in selling, general, and administrative expense on our consolidated statement of operations for the year ended December 31, 2010. In the third quarter of 2010, the Chairman and Chief Executive Officer has rescinded his right to these warrants.

The following is a summary of warrant activity for the three years ended December 31, 2010 and 2009.

	2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding — Beginning of Year	6,251,745	$23.98	6,208,948	$10.52
Granted	100,000	$1.34	42,797	$30.00
Exercised	—	—	—	$—
Cancelled	(907,834)	$16.16	—	$—
Outstanding — End of Year	5,443,911	$24.87	6,251,745	$23.98

Exercisable — End of Year	5,443,911	$24.87	6,251,745	$23.98